Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 50,010		¥ 50,026
Less: accumulated depreciation	14,327		11,188
Property and equipment, net	35,683	$ 5,430	38,838
Office real estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,995		20,995
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,132		5,147
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 23,883		¥ 23,884